MINERAL PROPERTY COSTS (Details Narrative)	12 Months Ended
	Oct. 31, 2021 USD ($) a	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Apr. 30, 2022 USD ($) a ha
Reserve Quantities [Line Items]
Mineral properties, net	$ 93,453	$ 93,453		$ 93,453
Silverado Property [Member]
Reserve Quantities [Line Items]
Ownership percentage				100.00%
Carrying value of property				$ 1
Area of land | ha				120
Tami Mosi Property [Member]
Reserve Quantities [Line Items]
Ownership percentage				100.00%
Royalty percentage				2.00%
Mineral properties, net				$ 93,452
Tami Mosi Property [Member] | White Pine County [Member]
Reserve Quantities [Line Items]
Area of land | a				1,637
Tami Mosi Property [Member] | Moor Mining District [Member]
Reserve Quantities [Line Items]
Area of land | a				10
Beaverdell Property [Member]
Reserve Quantities [Line Items]
Ownership percentage		100.00%
Sale of stock ownership interest percentage		100.00%	100.00%
Aggregate proceeds from sale of property amount		$ 37,157	$ 50,000
Recognized gain on sale of property		37,156
Carrying value of property		$ 1
Silverado Property [Member]
Reserve Quantities [Line Items]
Ownership percentage	100.00%
Carrying value of property	$ 1
Tami Mosi Property [Member]
Reserve Quantities [Line Items]
Ownership percentage	2.00%
Sale of stock ownership interest percentage	100.00%
Area of land | a	1,637